Stock-Based Compensation - Schedule of Stock Option Activity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023 $ / shares
Share-Based Payment Arrangement [Abstract]
Weighted average fair value of stock options granted	$ 10.3